Fair Value Measurements (Fair Value and Cost of Non-Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Total Master Trust Assets, Cost	$ 8.4	$ 8.7
Total Master Trust Assets, Fair Value	9.6	9.7	[1]	11.5	[1]
Total Assets		8.7		10.3
Debt, Cost	2,159.7	2,159.7
Debt, Fair Value	2,238.5	2,204.8
Equity Securities [Member]
Total Master Trust Assets, Cost	2.7	2.7		3.3
Total Master Trust Assets, Fair Value	3.8	3.7	[1]	4.4	[1]
Debt Securities [Member]
Total Master Trust Assets, Cost	4.6	4.7		5.4
Total Master Trust Assets, Fair Value	4.6	4.7	[1]	5.5	[1]
Money Market Funds [Member]
Total Master Trust Assets, Cost	0.1	0.1		0.3
Total Master Trust Assets, Fair Value	0.1	0.1	[1]	0.3	[1]
Debt [Member]
Debt, Cost		2,159.7		2,294.4
Debt, Fair Value		2,204.8		2,334.6
Hedge Funds [Member]
Total Master Trust Assets, Cost	0.7	0.8		0.9
Total Master Trust Assets, Fair Value	0.7	0.8	[1]	0.9	[1]
Real Estate Funds [Member]
Total Master Trust Assets, Cost	0.3	0.4		0.4
Total Master Trust Assets, Fair Value	$ 0.4	$ 0.4	[1]	$ 0.4	[1]

[1]	(a)Includes credit valuation adjustment